Metropolitan Tower Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

May 1, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Metropolitan Tower Life Insurance Company

Metropolitan Tower Separate Account Two

File Nos. 002-95019 /811-04189

Flexible Premium Multifunded Life Insurance Policies

Rule 497(j) Certification

Ladies and Gentlemen:

On behalf of Metropolitan Tower Life Insurance Company (the “Company”) and Metropolitan Tower Separate Account Two (the “Separate Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus and Statement of Additional Information (“SAI”), each dated April 28, 2025, being used for certain variable life policies offered by the Company through the Separate Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 27 to the Registration Statement filed electronically with the Commission on April 22, 2025.

If you have any questions, please contact me at (347) 401-4432.

Sincerely,

/s/ Robin Wagner
Robin Wagner, Esq.
Associate General Counsel
Metropolitan Tower Life Insurance Company